Assets and Liabilities Held For Sale and Discontinued Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Assets and Liabilities Held For Sale and Discontinued Operations [Abstract]
Assets and liabilities held for sale and discontinued operations
4.	Assets and liabilities held for sale and discontinued operations

Pursuant to the Asset Purchase Agreement, the Company agreed to sell its skincare business for (i) 1,267,040 shares of common stock of the buyer, having a market value of $728,550 at the closing of the agreement; (ii) buyer’s assumption of certain liabilities; and, (iii) $56,525 in cash, to be paid upon the sale of specified inventory existing as of the consummation of this transaction (the “Closing”).

Following the Closing, which occurred on January 16, 2025 (such date, the “Closing Date”), buyer will pay additional earn-out consideration for the sale, if and when payable: (a) buyer will pay, for each year ending on the anniversary of the Closing Date during the five-year period following the Closing, an amount, if any, equal to 5% of the sales generated during such year from the existing products as of the Closing; and (b) buyer will pay a one-time payment of $500,000 if buyer achieves $500,000 in revenue from sales of the existing hair and scalp products as of the Closing on or before the 24-month anniversary of the Closing Date.

The following table summarizes the major line items for the skincare business that are included in loss from discontinued operations, net of taxes in the consolidated statements of operations:

	Three months ended September 30, 2025	Three months ended September 30, 2024	Nine months ended September 30, 2025	Nine months ended September 30, 2024
Revenue	$-	$527,477	$152,381	$1,747,570
Cost of goods sold	-	133,578	30,530	468,763
Gross profit	$-	$393,899	$121,851	$1,278,807

Expenses
Depreciation and amortization	-	2,549	517	7,367
Marketing and promotion	-	83,255	6,924	932,670
Consulting fees	-	9,357	-	32,610
Office and administrative	83	386,733	54,958	1,648,498
Professional fees	-	75,453	50,460	321,521
Investor relations	-	-	-	7,057
Research and development	-	91,162	16,921	209,135
Foreign exchange (gain) loss	-	1,868	1,875	670
Travel and entertainment	-	37,746	10,726	149,359
Total expenses	$83	$688,123	$142,381	$3,308,887

Other income (expense)
Other income	21,781	1,343	71,395	36,066
Interest expense	-	(6,523)	-	(18,099)
Loss on the sale of Skincare	-	-	(39,676)	-
Net income (loss) from discontinued operations	$21,698	$(299,404)	$11,189	$(2,012,113)

The following table summarizes the carrying amounts of major classes of assets and liabilities of discontinued operations as at the Closing Date (January 16, 2025) and December 31, 2024:

	Closing Date January 16, 2025	December 31, 2024
Assets
Receivables, net	71,793	43,497
Inventory	875,996	898,962
Prepaid expenses and deposits	94,568	137,875
Property and equipment	47,618	48,134
Right of use asset	51,721	64,340
Total assets held for sale	1,141,696	1,192,808

Liabilities
Accounts payable and accrued liabilities	307,024	449,125
Customer deposits	13,806	34,302
Lease liability	52,640	65,489
Total liabilities held for sale	373,470	548,916

Total assets and liabilities held for sale, net	768,226	643,892

The Company recorded a loss on sale of discontinued operations of $39,676. The proceeds on sale, which was the fair value of the buyer shares received on Closing, amounted to $728,550, and the carrying amounts of the net assets and liabilities sold amounted to $768,226.

The following represents the cash flows from operating and investing activities of discontinued operations for the nine months ended September 30, 2025 and 2024:

	September 30, 2025	September 30, 2024
Cash flows used in operating activities	$(153,069)	$(2,241,712)
Cash flows used in investing activities	-	(9,160)

4.	Assets and liabilities held for sale and Discontinued operations

Pursuant to the Asset Purchase Agreement, the Company agreed to sell its skincare business for (i) shares of common stock of the buyer, having a market value of $1,075,463 at the time of entering into the agreement; (ii) buyer’s assumption of certain liabilities; and, (iii) $56,525 in cash.

Following the closing which occurred on January 15, 2025 (the “Closing” or “Closing Date”), buyer will pay additional earn-out consideration for the sale, if and when payable: (a) buyer will pay, for each year ending on the anniversary of the Closing Date during the five-year period following the Closing, an amount, if any, equal to 5% of the sales generated during such year from the existing products as of the Closing; and (b) buyer will pay a one-time payment of $500,000 if buyer achieves $500,000 in revenue from sales of the existing hair and scalp products as of the Closing on or before the 24-month anniversary of the Closing Date.

The following table summarizes the major line items for the skincare business that are included in loss from discontinued operations, net of taxes in the consolidated statements of operations:

	December 31, 2024	December 31, 2023
Revenue	$2,467,298	$1,712,595
Cost of goods sold	670,197	578,015
Gross profit	$1,797,101	$1,134,580

Expenses
Depreciation	10,390	9,741
Marketing and promotion	1,023,200	403,841
Consulting fees	40,110	179,731
Office and administrative	2,051,571	1,981,414
Professional fees	415,878	446,511
Investor relations	6,667	-
Research and development	308,597	418,833
Foreign exchange (gain) loss	(1,972)	-
Travel and entertainment	186,244	319,762
Total expenses	$4,040,685	3,759,833

Other income	(34,723)	-
Interest expense	20,162	19,525

Loss from discontinued operations	$2,229,023	2,644,778

The following table summarizes the carrying amounts of major classes of assets and liabilities of discontinued operations as at December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Assets
Receivables, net	43,497	33,089
Inventory	898,962	495,667
Prepaid expenses and deposits	137,875	158,712
Property and equipment	48,134	-
Right of use asset	64,340	-
Total current assets held for sale	1,192,808	687,468

Deposit		10,773
Property and equipment	-	51,378
Right of use asset	-	206,582
Total assets held for sale	1,192,808	956,201

Liabilities
Accounts payable and accrued liabilities	449,125	535,361
Customer deposits	34,302	36,693
Lease liability	65,489	145,000
Total current liabilities held for sale	548,916	717,054

Lease liability	-	65,489
Total liabilities held for sale	548,916	782,543

Total assets and liabilities held for sale, net	643,892	173,658

As the estimated proceeds on sale exceed the net assets and liabilities held for sale, there is no write down to net realizable value required as at December 31, 2024.

The following represents the cash flows from operating and investing activities of discontinued operations for the years ended December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Cashflows used in operating activities	$(2,686,379)	$(2,441,940)
Cashflows used in investing activities	(9,160)	(11,191)